united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/16

Item 1. Reports to Stockholders.

Equinox MutualHedge Futures Strategy Fund

Class A, Class C, And Class I Shares

Semi-Annual Report
March 31, 2016

1-888-643-3431
WWW.MUTUALHEDGE.COM

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer to buy shares of the Equinox MutualHedge Futures Strategy Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Equinox MutualHedge Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2016

The Portfolio’s performance figures* for the periods ended March 31, 2016, as compared to its benchmarks:

			Annualized
					Since Inception	Since Inception
	Six Months	One Year	Three Year	Five Year	(12/31/09)	(5/24/11)
Equinox MutualHedge Futures Strategy Fund Class A	5.66%	0.42%	4.90%	2.25%	2.89%	N/A
Equinox MutualHedge Futures Strategy Fund Class A with load	(0.37)%	(5.32)%	2.85%	1.05%	1.92%	N/A
Equinox MutualHedge Futures Strategy Fund Class C	5.39%	(0.21)%	4.18%	1.51%	2.15%	N/A
Equinox MutualHedge Futures Strategy Fund Class I	5.90%	0.78%	5.21%	N/A	N/A	2.81%
Barclays BTOP50 Index	2.29%	(3.50)%	3.94%	1.88%	2.19%	2.19%
S&P 500 Total Return Index	8.49%	1.78%	11.82%	11.58%	12.68%	12.05%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The returns would have been lower had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses. The Fund’s total annual operating expenses are 2.05% for Class A shares, 2.80% for Class C shares, and 1.80% for Class I Shares per the January 28, 2016, prospectus. For performance information current to the most recent month-end, please call toll-free 1-888-643-3431.

The Barclays BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclays CTA Universe. For 2016, there are 20 funds in the BTOP50 Index.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	58.0%
Short-Term Investments	1.4%
Money Market Funds	18.7%
Other Assets and Liabilities - Net	21.9%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detail of the Fund’s holdings. Derivative exposure is included in “Other Assets Less Liabilities - Net”.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 58.0%
468,050	iShares 1-3 Year Credit Bond ETF *	$49,341,831
221,730	iShares Core U.S. Aggregate Bond ETF	24,576,553
563,925	Vanguard Short-Term Bond ETF *	45,469,273
619,970	Vanguard Short-Term Corporate Bond ETF*	49,616,199
	TOTAL EXCHANGE TRADED FUNDS (Cost $167,585,582)	169,003,856

	SHORT-TERM INVESTMENTS - 1.4%
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 1.4%
4,115,500	BNP Paribas Cash Management Fund, 0.01%**	4,115,500

	MONEY MARKET FUNDS - 18.7%
15,016,498	BlackRock International Dollar Reserve Series B - 0.01% ** +	15,016,498
19,686,256	Goldman Sachs Funds PLC - US$Liquid Reserves Fund - Administration Share Class, 0.17%** +	19,686,256
19,697,556	JPMorgan Liquidity Funds - US Dollar Liquidity Fund - Premier Share Class, 0.16% ** +	19,697,556
		54,400,310

	TOTAL SHORT-TERM INVESTMENTS (Cost $58,515,810)	58,515,810

	TOTAL INVESTMENTS - 78.1% (Cost $226,101,392) (a)	$227,519,666
	OTHER ASSETS AND LIABILITIES - NET - 21.9%	63,665,150
	TOTAL NET ASSETS - 100.0%	$291,184,816

*	All or a portion of this security is on loan. Total loaned securities had a value of $4,017,111 at March 31, 2016.

**	Pledged as collateral for swap agreement.

+	This investment is a holding of MutualHedge Fund Limited CFC.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $226,101,392 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,773,473
Unrealized Depreciation:	(355,199)
Net Unrealized Appreciation:	$1,418,274

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

SWAP CONTRACTS *+	Unrealized Appreciation

Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns on a basket of CTA programs that is calculated on a daily basis with reference to a customized index that is also proprietary to Deutsche Bank. The basket is comprised of a diversified collection of CTA programs including systematic trend following, relative value and short term trading programs. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap, the notional allocation to each CTA program, and the mix of CTA programs. The swap was effective on September 26, 2011 and has a term of five years therefrom unless earlier terminated. In addition, the swap provides for an 0.50% per annum fee to Deutsche Bank. (Notional Value $352,592,944)	$31,788,973

Total return swap with Morgan Stanley & Co. International PLC (“Morgan Stanley”). The swap provides exposure to the total returns of the Diversified Program of Winton Capital Management Limited (“Winton”) calculated on a daily basis by BNP Paribas Financial Services LLC with reference to an investment portfolio owned by ALPHAS Managed Account Platform XXX Limited (the “Reference Fund”), a private company with limited liability formed under the laws of Ireland. The investment portfolio of the Reference Fund is comprised at any given time of trading positions selected by Winton that include over-the-counter foreign exchange and currency option transactions and exchange traded futures in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on March 6, 2014 and has a term of three years therefrom unless earlier terminated. In addition, the terms of the swap provide for a floating rate payment to Morgan Stanley based upon an interest rate equal to One Month USD Libor plus 0.27% per annum accrued on the notional level of the swap. (Notional Value $52,244,201)	65,164

Total return swap with Morgan Stanley & Co. International PLC (“Morgan Stanley”). The swap provides exposure to the total returns of the BlueCrest Systematic Macro Program of BlueCrest Capital Management (Guernsey) Ltd. (“BlueCrest”) calculated on a daily basis by NAV Consulting Inc. with reference to an investment portfolio owned by Alphas Managed Accounts Platform XLII Limited (the “Reference Fund”), a private company with limited liability formed under the laws of Ireland. The investment portfolio of the Reference Fund is comprised at any given time of trading positions selected by BlueCrest that include over-the-counter foreign exchange and currency option transactions and exchange traded futures in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on August 5, 2014 and has a term of five years therefrom unless earlier terminated. In addition, the terms of the swap provide for a floating rate payment to Morgan Stanley based upon an interest rate equal to One Month USD Libor plus 0.30% per annum accrued on the notional level of the swap. (Notional Value $50,449,835)	422,221

Total Net Unrealized Appreciation on Swap Contracts	$32,276,358

*	Non-Income producing investment.

+	This investment is a holding of MutualHedge Fund Limited CFC.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2016

ASSETS
Investment securities:
At cost	$226,101,392
At fair value	$227,519,666
Cash	56,819,516
Cash on deposit with broker - swap margin balance	18,537,940
Net unrealized appreciation from swap contracts	32,276,358
Receivable for fund shares sold	400,047
Prepaid expenses and other assets	17,795
TOTAL ASSETS	335,571,322

LIABILITIES
Collateral on securities loaned (see note 7)	4,115,500
Due to broker - swap contract	39,384,182
Payable for fund shares repurchased	421,803
Investment advisory fees payable	321,578
Distribution (12b-1) fees payable	61,110
Payable to related parties	51,861
Accrued expenses and other liabilities	30,472
TOTAL LIABILITIES	44,386,506
NET ASSETS	$291,184,816

Composition of Net Assets:
Paid in capital	$384,680,228
Accumulated net investment loss	(127,431,099)
Accumulated net realized gain from security transactions, options contracts, futures contracts, forward foreign currency exchange contracts and swap contracts	241,055
Net unrealized appreciation of investments and swap contracts	33,694,632
NET ASSETS	$291,184,816

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)
March 31, 2016

Net Asset Value Per Share:
Class A Shares:
Net Assets	$117,748,144
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	13,196,847
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)(b)	$8.92
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (c)	$9.46

Class C Shares:
Net Assets	$47,491,738
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	5,498,920
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$8.64

Class I Shares:
Net Assets	$125,944,934
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	14,010,941
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$8.99

(a)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within twelve months of purchase.

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(c)	On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2016

INVESTMENT INCOME
Dividends	$1,557,598
Income from securities loaned	6,086
TOTAL INVESTMENT INCOME	1,563,684
EXPENSES
Investment advisory fees	2,030,055
Distribution (12b-1) fees:
Class A	150,459
Class C	219,867
Administrative services fees	104,997
Transfer agent fees	80,443
Non 12b-1 shareholder services fees	62,379
Printing and postage expenses	69,673
Accounting services fees	34,319
Legal fees	12,588
Audit fees	21,669
Registration fees	27,098
Custodian fees	15,447
Compliance officer fees	12,940
Insurance expense	4,651
Trustees fees and expenses	7,513
Other expenses	1,240
TOTAL EXPENSES	2,855,338
Less: Fees waived by the Advisor	(235,605)
NET EXPENSES	2,619,733
NET INVESTMENT LOSS	(1,056,049)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Investment transactions	(17,739)
Swap contracts	5,662,007
Distributions from exchange traded funds	72,445
5,716,713
Net change in unrealized appreciation of:
Investments	751,961
Swap contracts	8,667,629
9,419,590
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	15,136,303
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,080,254

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2016	September 30,
	(Unaudited)	2015
FROM OPERATIONS
Net investment loss	$(1,056,049)	$(2,504,807)
Net realized gain from investment transactions, written options swap contracts, futures contracts, forward foreign currency contracts and currency translations	5,644,268	12,884,690
Distributions from exchange traded funds	72,445	152,948
Net change in unrealized appreciation of investments, futures contracts, options written, forward foreign currency contracts and swap contracts	9,419,590	20,823,071
Net gain attributable to the non-controlling interest	—	90,404
Net increase in net assets resulting from operations	14,080,254	31,446,306
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(13,929,048)	(10,705,727)
Class C	(4,743,759)	(3,077,308)
Class I	(12,278,871)	(11,288,657)
From net realized gains
Class A	(149,235)	(555,224)
Class C	(54,066)	(174,764)
Class I	(128,705)	(566,210)
Net decrease in net assets from distributions to shareholders	(31,283,684)	(26,367,890)
CAPITAL TRANSACTIONS - CONTROLLING INTEREST
Proceeds from shares sold:
Class A	19,040,294	31,057,143
Class C	7,893,706	9,781,623
Class I	50,232,249	42,504,708
Net asset value of shares issued in reinvestment of distributions:
Class A	12,539,359	9,795,286
Class C	4,398,989	2,988,742
Class I	11,061,375	11,154,996
Redemption fee proceeds:
Class A	2,770	1,885
Class C	1,039	624
Class I	2,662	1,954
Payments for shares redeemed:
Class A	(27,530,852)	(48,781,191)
Class C	(4,170,512)	(8,633,717)
Class I	(49,339,387)	(69,028,221)
Total Increase/(Decrease) in Net Assets from Capital Transactions - Controlling Interest	24,131,692	(19,156,168)

TOTAL INCREASE/(DECREASE) IN NET ASSETS - CONTROLLING INTEREST	6,928,262	(14,077,752)

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2016	September 30,
	(Unaudited)	2015

CAPITAL TRANSACTIONS - NON-CONTROLLING INTEREST
Proceeds from contributions	$—	$103,200
Withdrawals	—	(1,411,088)
Total Decrease in Net Assets from Capital Transactions -
Non-controlling Interest	—	(1,307,888)
NET ASSETS
Beginning of Period	284,256,554	299,642,194
End of Period *	$291,184,816	$284,256,554
* Includes accumulated net investment loss of:	$(127,431,099)	$(95,423,372)

SHARE ACTIVITY
Class A:
Shares Sold	2,070,633	3,189,370
Shares Reinvested	1,492,781	1,069,354
Shares Redeemed	(3,021,814)	(5,011,679)
Net increase/(decrease) in shares of beneficial interest outstanding	541,600	(752,955)

Class C:
Shares Sold	894,910	1,038,337
Shares Reinvested	539,753	335,437
Shares Redeemed	(469,110)	(913,454)
Net increase in shares of beneficial interest outstanding	965,553	460,320

Class I:
Shares Sold	5,534,999	4,436,976
Shares Reinvested	1,307,491	1,211,183
Shares Redeemed	(5,391,068)	(7,193,458)
Net increase/(decrease) in shares of beneficial interest outstanding	1,451,422	(1,545,299)

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	March 31, 2016		September 30,		September 30,		September 30,		September 30,		September 30,
	(Unaudited)		2015		2014		2013		2012		2011
Net asset value, beginning of period	$9.57		$9.45		$8.85		$9.94		$10.67		$10.10
Activity from investment operations:
Net investment loss (1)	(0.03)		(0.08)		(0.11)		(0.12)		(0.14)		(0.51)
Net realized and unrealized gain/(loss) on investments	0.50		1.10		0.73		(0.97)		(0.22)		1.43
Total from investment operations	0.47		1.02		0.62		(1.09)		(0.36)		0.92
Less distributions from:
Net investment income	(1.11)		(0.86)		—		—		(0.37)		(0.35)
Net realized gains	(0.01)		(0.04)		(0.02)		—		(0.00	) (7)	(0.00	) (7)
Total distributions	(1.12)		(0.90)		(0.02)		—		(0.37)		(0.35)
Paid-in-Capital From Redemption Fees (7)	0.00		0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$8.92		$9.57		$9.45		$8.85		$9.94		$10.67
Total return (2)	5.66	% (9)	11.23%		6.99%		(10.97)%		(3.33)%		9.32%
Net assets, at end of period (000s)	$117,748		$121,148		$126,760		$278,757		$501,465		$456,108
Ratios including the income and expenses of MFL-CFC
Ratio of gross expenses to average net assets (3)(5)(10)	2.03	% (8)	1.97%		2.40%		2.35%		2.41%		5.96%
Ratio of net expenses to average net assets (5)(11)	1.86	% (8)	1.87%		2.19%		2.24%		2.38%		5.93	% (4)
Ratio of net investment loss to average net assets (6)(12)	(0.73	)% (8)	(0.85)%		(1.24)%		(1.27)%		(1.41)%		(4.87)%
Portfolio Turnover Rate	0	% (9)(13)	0	% (13)	0	% (13)	0	% (13)	9%		68%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(5)	Does not include the expenses of other exchange traded funds in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the exchange traded funds in which the Fund invests.

(7)	Amount represents less than $0.01 per share.

(8)	Annualized.

(9)	Not Annualized.

(10)	Ratio of gross expenses to average net assets excluding the expenses of MFL-CFC (3)(5)	2.03	% (8)	1.96%	2.07%	1.98%	1.89%	1.97%

(11)	Ratio of net expenses to average net assets excluding the expenses of MFL-CFC (5)	1.86	% (8)	1.86%	1.86%	1.86%	1.86%	1.93	% (4)

(12)	Ratio of net investment loss to average net assets excluding the income and expenses of MFL-CFC (6)	(0.73	)% (8)	(0.84)%	(0.90)%	(0.90)%	(0.90)%	(0.85)%

(13)	Amount represents less than 0.5%.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	March 31, 2016		September 30,		September 30,		September 30,		September 30,		September 30,
	(Unaudited)		2015		2014		2013		2012		2011
Net asset value, beginning of period	$9.26		$9.17		$8.65		$9.78		$10.55		$10.05
Activity from investment operations:
Net investment loss (1)	(0.07)		(0.15)		(0.18)		(0.19)		(0.22)		(0.58)
Net realized and unrealized gain/(loss) on investments	0.50		1.06		0.72		(0.94)		(0.21)		1.41
Total from investment operations	0.43		0.91		0.54		(1.13)		(0.43)		0.83
Less distributions from:
Net investment income	(1.04)		(0.78)		—		—		(0.34)		(0.33)
Net realized gains	(0.01)		(0.04)		(0.02)		—		(0.00	) (7)	(0.00	) (7)
Total distributions	(1.05)		(0.82)		(0.02)		—		(0.34)		(0.33)
Paid-in-Capital From Redemption Fees (7)	0.00		0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$8.64		$9.26		$9.17		$8.65		$9.78		$10.55
Total return (2)	5.39	% (9)	10.35%		6.23%		(11.55)%		(4.09)%		8.45%
Net assets, at end of period (000s)	$47,492		$41,990		$37,348		$53,154		$78,011		$59,920
Ratios including the income and expenses of MFL-CFC
Ratio of gross expenses to average net assets (3)(5)(10)	2.78	% (8)	2.72%		3.15%		3.10%		3.16%		6.71%
Ratio of net expenses to average net assets (5)(11)	2.61	% (8)	2.62%		2.94%		2.99%		3.13%		6.67	% (4)
Ratio of net investment loss to average net assets (6)(12)	(1.50	)% (8)	(1.61)%		(2.01)%		(2.02)%		(2.17)%		(5.62)%
Portfolio Turnover Rate	0	% (9)(13)	0	% (13)	0	% (13)	0	% (13)	9%		68%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(5)	Does not include the expenses of other exchange traded funds in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the exchange traded funds in which the Fund invests.

(7)	Amount represents less than $0.01 per share.

(8)	Annualized,

(9)	Not Annualized.

(10)	Ratio of gross expenses to average net assets excluding the expenses of MFL-CFC (3)(5)	2.78	% (8)	2.71%	2.82%	2.73%	2.65%	2.71%

(11)	Ratio of net expenses to average net assets excluding the expenses of MFL-CFC (5)	2.61	% (8)	2.61%	2.61%	2.61%	2.61%	2.67	% (4)

(12)	Ratio of net investment loss to average net assets excluding the income and expenses of MFL-CFC (6)	(1.50	)% (8)	(1.60)%	(1.68)%	(1.65)%	(1.65)%	(1.60)%

(13)	Amount represents less than 0.5%.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	March 31, 2016		September 30,		September 30,		September 30,		September 30,		September 30,
	(Unaudited)		2015		2014		2013		2012		2011(1)
Net asset value, beginning of period	$9.64		$9.52		$8.89		$9.96		$10.68		$10.23
Activity from investment operations:
Net investment loss (2)	(0.02)		(0.06)		(0.09)		(0.10)		(0.07)		(0.16)
Net realized and unrealized gain/(loss) on investments	0.52		1.11		0.74		(0.97)		(0.26)		0.61
Total from investment operations	0.50		1.05		0.65		(1.07)		(0.33)		0.45
Less distributions from:
Net investment income	(1.14)		(0.89)		—		—		(0.39)		—
Net realized gains	(0.01)		(0.04)		(0.02)		—		(0.00	) (9)	—
Total distributions	(1.15)		(0.93)		(0.02)		—		(0.39)		—
Paid-in-Capital From Redemption Fees (9)	0.00		0.00		0.00		0.00		(0.00)		0.00
Net asset value, end of period	$8.99		$9.64		$9.52		$8.89		$9.96		$10.68
Total return (3)	5.90	% (8)	11.48%		7.30%		(10.74)%		(3.08)%		4.40	% (8)
Net assets, at end of period (000s)	$125,945		$121,119		$134,317		$236,188		$331,291		$157,885
Ratios including the income and expenses of MFL-CFC
Ratio of gross expenses to average net assets (4)(6)(10)	1.78	% (5)	1.72%		2.15%		2.10%		2.17%		5.43	% (5)
Ratio of net expenses to average net assets (6)(11)	1.61	% (5)	1.62%		1.94%		1.99%		2.13%		5.33	% (5)
Ratio of net investment loss to average net assets (7)(12)	(0.50	)% (5)	(0.60)%		(1.01)%		(1.03)%		(1.19)%		(4.36	)% (5)
Portfolio Turnover Rate	0	% (8)(13)	0	% (13)	0	% (13)	0	% (13)	9%		68	% (8)

(1)	The Equinox MutualHedge Futures Strategy Fund’s Class I shares commenced operations on May 24, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized for periods less than one full year.

(6)	Does not include the expenses of other exchange traded funds in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the exchange traded funds in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

(10)	Ratio of gross expenses to average net assets excluding the expenses of MFL-CFC (4)(6)	1.78	% (5)	1.71%	1.82%	1.73%	1.65%	1.70	% (5)

(11)	Ratio of net expenses to average net assets excluding the expenses of MFL-CFC (6)	1.61	% (5)	1.61%	1.61%	1.61%	1.61%	1.61	% (5)

(12)	Ratio of net investment loss to average net assets excluding the income and expenses of MFL-CFC (7)	(0.50	)% (5)	(0.59)%	(0.67)%	(0.65)%	(0.67)%	(0.62	)% (5)

(13)	Amount represents less than 0.5%.

See accompanying notes to consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
March 31, 2016

1.	ORGANIZATION

The Equinox MutualHedge Futures Strategy Fund (the “Fund”) is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks to achieve capital appreciation in both rising and falling (bull and bear) equity markets with an annual volatility that is generally lower than the volatility experienced by the S&P 500 Index. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund currently offers Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Investments in trading companies are valued at a fair value based on the net asset value as reported by underlying trading companies. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$169,003,856	$—	$—	$169,003,856
Short-term Investments	58,515,810	—	—	58,515,810
Swap Contracts	—	32,276,358	—	32,276,358
Total	$227,519,666	$32,276,358	$—	$259,796,024

There were no transfers in to or out of any level during the current period presented. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

The Fund did not hold any level 3 securities during the period.

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include MutualHedge Fund Limited (“MFL-CFC”), a wholly owned and controlled subsidiary. The consolidated financial statements of MFL-CFC include the financial statements of certain majority owned systematic trading companies. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund’s investments in the MFL-CFC is as follows:

			% of the Fund’s
	Inception Date of	MFL-CFC Net Assets at	Total Net Assets at
	MFL-CFC	March 31, 2016	March 31, 2016
MFL-CFC	1/12/2010	$ 65,816,038	22.6%

For tax purposes, MFL-CFC is an exempted Cayman investment company. MFL-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, MFL-CFC is a CFC and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, MFL-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that the part of the Fund’s cash is held at the broker. The Fund could be unable to recover assets held at the broker, including assets directly traceable to the Fund, in the event of the broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012 – 2014) or expected to be taken on the Fund’s 2015 return. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty. Realized gains and losses from the decrease in

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.

MFL-CFC maintains short-term investments, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap. As of March 31, 2016, the notional value of the total return swap with Deutsche Bank was $352,592,944. As of March 31, 2016, the notional value of the total return swaps with Morgan Stanley were $52,244,201 and $50,449,835. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety. For the six months ended March 31, 2016, the net change in unrealized appreciation on swap contracts was $8,667,629. For the six months ended March 31, 2016, the Fund had realized gains of $5,662,007 on swap contracts.

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s asset and liability derivatives available for offset under a master netting arrangement along with collateral pledged for these contracts as of March 31, 2016.

		Gross Amounts
		Offset in the
		Consolidated	Net Amount of Assets
	Gross Amounts of	Statement of	Present in the
	Recognized	Assets and	Consolidated Statement	Financial	Cash Collateral
Description	Assets	Liabilities	of Assets and Liabilities	Instruments	Pledged	Total
Swap Contracts	$32,276,358	$—	$32,276,358	$31,788,973	$487,375	$32,276,348
Total	$32,276,358	$—	$32,276,358	$31,788,973	$487,375	$32,276,348

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of March 31, 2016:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency/	Unrealized appreciation on	Unrealized depreciation on
Commodity/ Interest Rate	swap contracts	swap contract
Contracts

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of March 31, 2016:

Asset Derivatives Investment Fair Value

Mixed:
Commodity,
	Currency, Equity,	Total as of
	and Interest Rate	March 31, 2016
Swap Contracts	$32,276,358	$32,276,358
	$32,276,358	$32,276,358

Liability Derivatives Investment Fair Value

Mixed:
Commodity,
	Currency, Equity,	Total as of
	and Interest Rate	March 31, 2016
Swap Contracts	$—	$—
	$—	$—

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended March 31, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest	Net realized gain (loss) from futures contracts
Rate Contracts	Net realized gain (loss) from swap contracts
Net change in unrealized appreciation/(depreciation)
from futures contracts
Net change in unrealized appreciation/(depreciation)
from swap contracts

The following is a summary of the Fund’s realized and unrealized gain (loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended March 31, 2016:

Net Change in unrealized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
	Mixed: Commodity,					Total for the
	Currency, Equity, and					six months ended
Derivative Investment Type	Interest Rate	Commodity	Currency	Equity	Interest Rate	March 31, 2016
Swap Contract	8,667,629	—	—	—	—	8,667,629
	$8,667,629	$—	$—	$—	$—	$8,667,629

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
	Mixed: Commodity,					Total for the
	Currency, Equity, and					six months ended
Derivative Investment Type	Interest Rate	Commodity	Currency	Equity	Interest Rate	March 31, 2016
Swap Contract	5,662,007	—	—	—	—	5,662,007
	$5,662,007	$—	$—	$—	$—	$5,662,007

The notional value of the derivative instruments outstanding as of March 31, 2016 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes the Fund invests in, which may make it difficult for the Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless the Fund’s management believes that the issuer is creditworthy, the Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

Fluctuations in the value of these securities are recorded as unrealized gains and losses in the accompanying Consolidated Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $0 and $33,470,546, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Effective October 14, 2015, the investment advisory business of Equinox Fund Management, LLC (“EFM”) with respect to Equinox MutualHedge Futures Strategy Fund (the “Fund”) was transferred to Equinox Institutional Asset Management, LP (“EIAM”) and EIAM became the investment adviser for the Fund. EFM and EIAM are both solely controlled subsidiaries of Equinox Financial Group, LLC. The investment advisory businesses of EFM and EIAM with respect to the Fund is being consolidated to achieve greater operational efficiency and simplify the organizational structure. The appointment of EFM does not change the portfolio management team, investment strategies, investment advisory fees charged to the Fund or the terms of the investment advisory agreement (other than the identity of the adviser). Pursuant to an advisory agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 1.45% of the Fund’s average daily net assets. For the six months ended March 31, 2016, the Advisor earned $2,030,055 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until January 28, 2017, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs (such as interest and dividend expenses on securities sold short), taxes or extraordinary expenses, such as litigation expenses) do not exceed 1.86%, 2.61% and 1.61% per annum of the Fund’s average daily net assets for Class A, Class C and

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

Class I shares, respectively (the “Expense Limitation”). For the six months ended March 31, 2016, the Advisor waived fees in the amount of $235,605.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation. If Fund operating expenses attributable to Class A, Class C and Class I shares subsequently exceed the Expense Limitation, the reimbursements shall be suspended.

The following amounts are subject to recapture by the Fund by the following dates:

9/30/2016	$908,115
9/30/2017	$811,540
9/30/2018	$302,556

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. The following chart identifies the year and amounts that have expired:

9/30/2015	$301,993

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares (“Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and 1.00% of its average daily net assets for Class C shares which is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class C shares. During the six months ended March 31, 2016, the Distributor received $68,863 and $79,197 in underwriting commissions for sales of Class A and Class C shares respectively, of which $9,866 and $2,536 was retained by the principal underwriter or other affiliated broker-dealers for Class A and Class C shares respectively.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

5.	REDEMPTION FEE

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended March 31, 2016, the Fund received $6,471 in redemption fees.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2015 and September 30, 2014 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2015	September 30, 2014
Ordinary Income	$25,071,692	$—
Long-Term Capital Gain	1,296,198	886,883
	$26,367,890	$886,883

As of September 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$26,375,566	$331,328	$—	$—	$(103,665,189)	$666,313	$(76,291,982)

The difference between book basis and tax basis unrealized appreciation, accumulated net investment loss and accumulated net realized losses is primarily attributable to the tax treatment of the Fund’s wholly-owned subsidiary.

7.	SECURITIES LENDING

The Fund has entered into a securities lending arrangement with BNP Paribas (the “Borrower”). Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Funds’ Portfolio of Investments. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization

Equinox MutualHedge Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

back to 102%. Under the terms of the securities lending agreement, the Fund is indemnified for such losses by the security lending agreement.

8.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent),” modifying ASC 946 “Financial Services – Investment Companies.” Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

9.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the consolidated financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the consolidated financial statements.

Equinox MutualHedge Futures Strategy Fund
EXPENSE EXAMPLES (Unaudited)
March 31, 2016

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including upfront and deferred sales charges (loads) on purchases of Class A shares and deferred sales charges (loads) on certain redemptions of Class C shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 through March 31, 2016.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending
	Beginning	Account	Expenses Paid	Annualized
Actual	Account Value	Value	During Period*	Expense
	10-1-15	3-31-16	10/1/15 – 3/31/16	Ratio
Class A	$1,000.00	$1,056.60	$ 9.56	1.86%
Class C	1,000.00	1,053.90	13.40	2.61%
Class I	1,000.00	1,059.00	8.29	1.61%

Hypothetical		Ending
(5% return before	Beginning	Account	Expenses Paid	Annualized
expenses)	Account Value	Value	During Period*	Expense
	10-1-15	3-31-16	10/1/15 – 3/31/16	Ratio
Class A	$1,000.00	$1,015.70	$ 9.37	1.86%
Class C	1,000.00	1,011.95	13.13	2.61%
Class I	1,000.00	1,016.95	8.12	1.61%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

Equinox MutualHedge Futures Strategy Fund
EXPENSE EXAMPLES (Unaudited)
March 31, 2016

Equinox MutualHedge Strategy Fund* – Adviser: Equinox Institutional Asset Management, LP

In connection with the regular meeting held on September 29&30, 2015 the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a transfer and assumption (the “Transfer Agreement”) of an investment advisory agreement (the “Advisory Agreement”) between Equinox Fund Management LLC (“EFM”) and the Trust, with respect to the Equinox MutualHedge Strategy Fund (the “Fund”) to Equinox Institutional Asset Management, LP (the “Advisor”). The Trustees noted that along with the consideration of the Transfer Agreement, the Board was simultaneously being requested to consider the renewal of the Advisory Agreement. In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted EFM is part of Equinox Financial Group, LLC (“EFG”), which was founded in 2003 and has over $1.5 billion in assets under management. The noted EFM provides alternative investment strategies with multiple offerings across global managed futures, commodity, and hedged equity asset classes. They considered that for the purpose of consolidating EFG’s mutual fund advisory businesses, the Advisor, another subsidiary of EFG that provides investment advisory services to two other mutual funds, will assume all of EFM’s advisory responsibilities and will continue to manage the Fund in the same manner it is currently being managed by the same investment team. The Trustees observed the Advisor’s investment process will not change following the transactions contemplated by the Transfer Agreement, noting the Advisor utilizes proprietary and commercial databases and software to identify a universe of potentially suitable investments. The Trustees noted that the Advisor demonstrated its focus on risk management with robust pre-investment and ongoing due diligence The Trustees also noted the Advisor conducts stress testing and monitors several key factors such as diversification, volatility, and sector exposure. When selecting brokers, the Trustees noted that the Advisor considers various elements of the brokerage relationship to determine quality execution and service, with the Advisor’s CCO performing regular reviews to ensure compliance with best execution practices. The Board noted that the transactions contemplated by the Transfer Agreement will not result in any material changes to the Fund’s management with all personnel and processes remaining unchanged. The Board noted that the Advisor appeared to be adequately staffed with experienced professionals to support this complex asset class. The Board concluded that the Advisor should continue to provide high quality service to the Fund after the assignment.

Performance. The Trustees noted the Fund’s objective of capital appreciation, and they noted the Fund’s relatively positive Morningstar category ranking over the 5-year, 3-year and year-to-date periods. The Trustees considered that the Fund outperformed its benchmark, Morningstar category and peer group over the majority of time periods presented. They considered the Fund’s

Equinox MutualHedge Futures Strategy Fund
EXPENSE EXAMPLES (Unaudited)(Continued)
March 31, 2016

Morningstar rating, which appeared to show an average amount of risk taken for the return achieved. The Trustees also considered that the Fund’s standard deviation is relatively in line with that of the Fund’s Morningstar category, which, given that the Fund has generally outperformed the Morningstar category, accounts for a slightly better Sharpe ratio. The Trustees further considered that the Fund’s standard deviation was lower than that of the S&P 500, which is consistent with the Fund’s objective. The Trustees acknowledged that the Managed Futures Morningstar category has been relatively challenging over the past 5 years, and after further discussion, concluded that the Fund’s performance has been satisfactory and should continue to be so after the assignment.

Fees and Expenses. The Trustees considered the advisory fee of 1.45%, and noted that the fee was higher than the peer group average and the Morningstar category average, but well within the ranges of both comparison groups. The Trustees further noted that the Fund’s net expense ratio was slightly lower than the peer group average, slightly higher than the Morningstar category average, and well within the ranges of both comparison groups. The Trustees considered the Advisor’s representation that the fee was reasonable in light of the Advisor’s active management and use of a multi-CTA strategy, and was on the low end of multi-manager funds. After further discussion, the Trustees concluded that the advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether there would be economies of scale with respect to the management of the Fund. They noted that the Advisor had indicated its willingness to discuss the matter with the Board as the Fund grows. The Trustees agreed that economies of scale would not likely be reached in the immediate future, and that the matter of economies of scale would be revisited as the Fund size materially increases.

Profitability. The Trustees reviewed the profitability analysis provided by the Advisor. They noted EFM adviser earned a substantial profit in terms of actual dollars and as a percentage of revenue over the past 12 months. They agreed that EFM was not excessively profitable, and after the transactions proposed by the Transfer Agreement, the Advisor was not and would not be after the assignment excessively profitable in connection with its relationship with the Fund.

Conclusion. Having requested and received such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and Transfer Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Transfer Agreement and Advisory Agreement is in the best interests of the shareholders of Equinox MutualHedge Strategy Fund.

*	Due to timing of the contract approval schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR
Equinox Fund Management, LLC
1775 Sherman St. Suite 2500
Denver, CO 80264

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 6/7/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 6/7/16

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 6/7/16